DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE Hedged Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.9%
Australia - 7.0%
Ampol Ltd.	74,028	$1,895,857
ANZ Group Holdings Ltd.	928,192	17,164,591
APA Group(a)	393,774	2,009,232
Aristocrat Leisure Ltd.	176,324	5,344,292
ASX Ltd.	58,198	2,487,994
Aurizon Holdings Ltd.	540,417	1,338,343
BHP Group Ltd.	1,565,034	44,688,765
BlueScope Steel Ltd.	133,575	1,983,055
Brambles Ltd.	431,644	4,228,169
CAR Group Ltd.	109,149	2,608,006
Cochlear Ltd.	20,226	4,603,650
Coles Group Ltd.	416,520	4,575,472
Commonwealth Bank of Australia	516,345	39,070,020
Computershare Ltd.	163,809	2,759,854
CSL Ltd.	149,098	27,740,578
Dexus REIT	319,793	1,529,890
EBOS Group Ltd.	47,065	1,058,822
Endeavour Group Ltd.	448,706	1,604,124
Fortescue Ltd.	523,357	8,820,921
Goodman Group REIT	526,654	10,235,521
GPT Group REIT	619,194	1,750,771
IDP Education Ltd.(b)	82,815	1,027,610
Insurance Australia Group Ltd.	746,643	3,008,971
Lottery Corp. Ltd.	664,957	2,195,688
Macquarie Group Ltd.	113,342	14,352,101
Medibank Pvt Ltd.	849,336	1,981,926
Mineral Resources Ltd.	53,815	2,332,800
Mirvac Group REIT	1,175,288	1,665,383
National Australia Bank Ltd.	962,149	21,163,430
Northern Star Resources Ltd.	358,320	3,004,513
Orica Ltd.	141,014	1,568,287
Origin Energy Ltd.	533,628	3,118,255
Pilbara Minerals Ltd.	862,854	2,355,592
Qantas Airways Ltd.*	258,837	863,092
QBE Insurance Group Ltd.	457,977	5,146,975
Ramsay Health Care Ltd.	54,864	1,958,179
REA Group Ltd.	16,477	2,078,928
Reece Ltd.	65,285	1,140,235
Rio Tinto Ltd.	113,946	9,167,754
Santos Ltd.	1,042,258	4,796,471
Scentre Group REIT	1,646,094	3,327,579
SEEK Ltd.	107,055	1,825,234
Seven Group Holdings Ltd.	51,211	1,281,888
Sonic Healthcare Ltd.	138,251	2,682,415
South32 Ltd.	1,364,854	2,617,108
Stockland REIT	756,096	2,206,666
Suncorp Group Ltd.	395,073	3,929,001
Telstra Group Ltd.	1,263,924	3,138,323
Transurban Group(a)	950,578	8,366,037
Treasury Wine Estates Ltd.	252,702	2,028,565
Vicinity Ltd. REIT	1,205,377	1,519,980
Washington H Soul Pattinson & Co. Ltd.	71,842	1,612,925
Wesfarmers Ltd.	350,083	15,164,196
Westpac Banking Corp.	1,079,889	18,495,799
WiseTech Global Ltd.	51,091	3,137,601
Woodside Energy Group Ltd.	586,428	11,572,570
Woolworths Group Ltd.	377,892	8,012,444

(Cost $327,992,882)		361,342,448

Austria - 0.2%
Erste Group Bank AG	106,708	4,255,680
OMV AG	46,132	2,031,276
Verbund AG	21,179	1,533,648
voestalpine AG	34,136	931,210

(Cost $7,521,982)		8,751,814

Belgium - 0.8%
Ageas SA/NV	47,741	2,022,661
Anheuser-Busch InBev SA/NV	268,283	16,156,596
D’ieteren Group	6,686	1,286,270
Elia Group SA/NV	9,396	1,042,939
Groupe Bruxelles Lambert NV	26,739	2,003,893
KBC Group NV	76,793	5,386,565
Lotus Bakeries NV	121	1,137,759
Sofina SA	4,490	1,021,999
Syensqo SA*	22,768	2,032,840
UCB SA	39,092	4,499,695
Umicore SA	62,105	1,294,805
Warehouses De Pauw CVA REIT	56,827	1,515,813

(Cost $43,071,600)		39,401,835

Chile - 0.1%
Antofagasta PLC
(Cost $1,763,186)	122,480	2,809,974

Denmark - 3.5%
A.P. Moller - Maersk A/S, Class A	946	1,282,549
A.P. Moller - Maersk A/S, Class B	1,265	1,787,674
Carlsberg AS, Class B	30,505	4,250,751
Coloplast A/S, Class B	39,002	5,178,022
Danske Bank A/S	213,304	6,263,186
Demant A/S*	30,154	1,508,902
DSV A/S	54,197	8,691,638
Genmab A/S*	20,411	5,712,061
Novo Nordisk A/S, Class B	1,005,964	119,566,257
Novozymes A/S, Class B	115,211	6,495,184
Orsted AS, 144A	58,471	3,278,581

Pandora A/S	26,116	4,214,762
ROCKWOOL A/S, Class B	2,726	871,577
Tryg A/S	104,853	2,227,357
Vestas Wind Systems A/S*	310,089	8,630,245

(Cost $88,602,771)		179,958,746

Finland - 1.0%
Elisa OYJ	44,483	2,002,899
Fortum OYJ	139,143	1,736,957
Kesko OYJ, Class B	81,938	1,564,388
Kone OYJ, Class B	104,795	5,121,731
Metso Corp.	198,545	2,118,408
Neste OYJ	130,884	3,588,828
Nokia OYJ	1,647,271	5,803,121
Nordea Bank Abp	973,016	11,820,392
Orion OYJ, Class B	33,919	1,334,412
Sampo OYJ, Class A	138,994	6,214,800
Stora Enso OYJ, Class R	179,838	2,270,230
UPM-Kymmene OYJ	165,446	5,530,722
Wartsila OYJ Abp	146,974	2,270,755

(Cost $52,692,875)		51,377,643

France - 11.7%
Accor SA	59,422	2,574,714
Aeroports de Paris SA	10,310	1,400,682
Air Liquide SA	161,628	32,823,809
Airbus SE	182,913	30,235,089
Alstom SA	83,531	1,114,060
Amundi SA, 144A	19,495	1,282,122
Arkema SA	18,119	1,875,271
AXA SA	560,423	19,915,598
BioMerieux	12,860	1,405,199
BNP Paribas SA	318,371	19,056,014
Bollore SE	221,236	1,515,970
Bouygues SA	59,724	2,360,584
Bureau Veritas SA	91,382	2,653,835
Capgemini SE	47,755	11,597,584
Carrefour SA	172,775	2,900,000
Cie de Saint-Gobain SA	140,208	10,789,427
Cie Generale des Etablissements Michelin SCA	208,171	7,692,454
Covivio SA REIT	14,630	656,519
Credit Agricole SA	330,820	4,476,532
Danone SA	198,454	12,659,153
Dassault Aviation SA	6,197	1,225,013
Dassault Systemes SE	206,179	9,623,276
Edenred SE	77,270	3,824,082
Eiffage SA	22,196	2,414,538
Engie SA	564,991	9,059,494
EssilorLuxottica SA	90,923	19,276,572
Eurazeo SE	13,558	1,144,438
Gecina SA REIT	14,663	1,415,207
Getlink SE	107,262	1,830,516
Hermes International SCA	9,739	24,346,447
Ipsen SA	11,079	1,218,973
Kering SA	23,077	10,601,443
Klepierre SA REIT	67,616	1,715,905
La Francaise des Jeux SAEM, 144A	33,082	1,384,435
Legrand SA	81,660	8,252,140
L’Oreal SA	74,145	35,396,056
LVMH Moet Hennessy Louis Vuitton SE	85,087	77,505,646
Orange SA	569,750	6,531,028
Pernod Ricard SA	63,006	10,524,380
Publicis Groupe SA	70,661	7,467,503
Remy Cointreau SA	7,546	799,261
Renault SA	59,879	2,493,556
Rexel SA	70,560	1,807,393
Safran SA	105,493	22,085,074
Sanofi SA	350,947	33,337,006
Sartorius Stedim Biotech	9,038	2,484,073
Schneider Electric SE	167,700	38,026,307
SEB SA	7,431	878,638
Societe Generale SA	223,622	5,421,125
Sodexo SA	27,623	2,200,310
STMicroelectronics NV	210,698	9,501,723
Teleperformance SE	17,556	2,173,533
Thales SA	29,263	4,334,545
TotalEnergies SE	669,271	42,670,330
Unibail-Rodamco-Westfield REIT*	37,274	2,722,512
Veolia Environnement SA	213,322	6,605,503
Vinci SA	154,439	19,763,064
Vivendi SE	207,710	2,319,014
Worldline SA, 144A*	74,765	858,564

(Cost $420,697,190)		604,223,239

Germany - 7.9%
adidas AG	50,048	10,121,678
Allianz SE	120,817	33,147,503
BASF SE	274,526	13,967,523
Bayer AG	300,898	9,135,170
Bayerische Motoren Werke AG	98,219	11,594,266
Bechtle AG	25,657	1,321,617
Beiersdorf AG	30,976	4,437,626
Brenntag SE	40,765	3,717,685
Carl Zeiss Meditec AG	11,942	1,468,162
Commerzbank AG	326,595	3,775,165
Continental AG	34,266	2,743,532
Covestro AG, 144A*	57,608	3,131,817
Daimler Truck Holding AG	165,069	6,740,204

Delivery Hero SE, 144A*	52,740	1,217,835
Deutsche Bank AG (c)	593,580	7,930,738
Deutsche Boerse AG	58,599	12,261,431
Deutsche Lufthansa AG*	178,912	1,389,931
Deutsche Post AG	306,540	14,216,453
Deutsche Telekom AG	999,255	23,743,700
E.ON SE	692,375	8,837,652
Evonik Industries AG	74,067	1,365,681
Fresenius Medical Care AG	63,653	2,434,010
Fresenius SE & Co. KGaA	130,795	3,658,483
GEA Group AG	48,927	1,970,850
Hannover Rueck SE	18,590	4,767,852
Heidelberg Materials AG	40,332	3,910,099
Henkel AG & Co. KGaA	32,318	2,179,589
Infineon Technologies AG	402,816	14,408,365
Knorr-Bremse AG	22,741	1,589,737
LEG Immobilien SE*	23,067	1,695,795
Mercedes-Benz Group AG	247,396	19,690,287
Merck KGaA	39,749	6,779,206
MTU Aero Engines AG	16,658	4,002,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	42,077	19,573,236
Nemetschek SE	18,015	1,716,920
Puma SE	32,612	1,496,943
Rational AG	1,578	1,296,183
Rheinmetall AG	13,441	6,159,466
RWE AG	194,904	6,530,223
SAP SE	321,917	60,149,811
Scout24 SE, 144A	22,926	1,665,111
Siemens AG	234,299	46,325,990
Siemens Energy AG*	155,955	2,394,342
Siemens Healthineers AG, 144A*	87,016	5,219,606
Symrise AG	41,009	4,191,141
Talanx AG	19,201	1,369,662
Volkswagen AG	8,847	1,388,858
Vonovia SE	227,257	6,336,983
Zalando SE, 144A*	70,115	1,479,232

(Cost $347,307,698)		410,645,633

Hong Kong - 2.1%
AIA Group Ltd.	3,502,839	28,453,996
BOC Hong Kong Holdings Ltd.	1,148,537	3,029,221
CK Asset Holdings Ltd.	606,033	2,798,147
CK Hutchison Holdings Ltd.	828,619	4,206,859
CK Infrastructure Holdings Ltd.	193,246	1,136,596
CLP Holdings Ltd.	505,412	4,212,036
ESR Group Ltd., 144A	537,371	717,913
Futu Holdings Ltd., ADR*	15,751	842,993
Galaxy Entertainment Group Ltd.	677,518	3,699,329
Hang Lung Properties Ltd.	520,756	562,692
Hang Seng Bank Ltd.	234,717	2,680,082
Henderson Land Development Co. Ltd.	455,987	1,316,215
HKT Trust & HKT Ltd.(a)	1,149,512	1,402,112
Hong Kong & China Gas Co. Ltd.	3,452,309	2,672,073
Hong Kong Exchanges & Clearing Ltd.	370,599	11,492,616
Hongkong Land Holdings Ltd.	329,800	1,114,724
Jardine Matheson Holdings Ltd.	50,357	2,110,462
Link REIT	798,303	3,971,378
MTR Corp. Ltd.	500,498	1,662,041
Power Assets Holdings Ltd.	424,983	2,556,574
Prudential PLC	851,843	8,361,390
Sino Land Co. Ltd.	1,197,044	1,291,912
SITC International Holdings Co. Ltd.	391,749	644,451
Sun Hung Kai Properties Ltd.	447,633	4,513,778
Swire Pacific Ltd., Class A	133,334	1,105,227
Swire Properties Ltd.	331,897	685,032
Techtronic Industries Co. Ltd.	424,879	4,599,080
WH Group Ltd., 144A	2,599,849	1,567,314
Wharf Holdings Ltd.	313,853	1,160,488
Wharf Real Estate Investment Co. Ltd.	499,952	1,669,806

(Cost $122,975,236)		106,236,537

Ireland - 1.4%
AerCap Holdings NV*	62,077	4,791,103
AIB Group PLC	480,134	2,224,130
Bank of Ireland Group PLC	327,453	2,850,403
CRH PLC	213,888	17,749,201
DCC PLC	29,620	2,099,785
Experian PLC	283,463	12,112,053
Flutter Entertainment PLC*	54,647	11,799,187
James Hardie Industries PLC CDI*	136,046	5,372,117
Kerry Group PLC, Class A	48,775	4,277,380
Kingspan Group PLC	48,027	4,333,247
Smurfit Kappa Group PLC	80,492	3,430,245

(Cost $44,976,716)		71,038,851

Israel - 0.7%
Azrieli Group Ltd.	13,473	975,892
Bank Hapoalim BM	393,621	3,765,506
Bank Leumi Le-Israel BM	468,702	3,924,926
Check Point Software Technologies Ltd.*	28,867	4,630,844
CyberArk Software Ltd.*	12,825	3,382,722
Elbit Systems Ltd.	8,215	1,825,581
Global-e Online Ltd.*	30,857	1,045,126
ICL Group Ltd.	226,542	1,197,716
Israel Discount Bank Ltd., Class A	384,076	2,001,566
Mizrahi Tefahot Bank Ltd.	47,616	1,883,077
Monday.com Ltd.*	8,989	2,004,637
Nice Ltd.*	19,560	4,799,466

Teva Pharmaceutical Industries Ltd., ADR*	346,567	4,557,356
Wix.com Ltd.*	16,715	2,343,109

(Cost $30,688,537)		38,337,524

Italy - 2.2%
Amplifon SpA	38,572	1,287,762
Assicurazioni Generali SpA	313,621	7,430,042
Banco BPM SpA	364,320	2,116,052
Davide Campari-Milano NV	191,913	1,943,937
DiaSorin SpA	6,271	632,902
Enel SpA	2,507,511	15,943,633
Eni SpA	677,547	10,433,714
Ferrari NV	38,844	16,369,024
FinecoBank Banca Fineco SpA	189,199	2,613,336
Infrastrutture Wireless Italiane SpA, 144A	98,626	1,091,000
Intesa Sanpaolo SpA	4,511,820	14,326,799
Leonardo SpA	121,580	2,595,881
Mediobanca Banca di Credito Finanziario SpA	158,182	2,153,282
Moncler SpA	63,559	4,579,183
Nexi SpA, 144A*	186,552	1,365,811
Poste Italiane SpA, 144A	144,201	1,689,441
Prysmian SpA	81,246	4,043,684
Recordati Industria Chimica e Farmaceutica SpA	31,427	1,758,097
Snam SpA	622,925	2,909,147
Telecom Italia SpA*	3,046,090	915,565
Terna - Rete Elettrica Nazionale	433,647	3,395,161
UniCredit SpA	475,275	15,877,773

(Cost $85,088,052)		115,471,226

Japan - 23.3%
Advantest Corp.	236,300	10,891,362
Aeon Co. Ltd.(b)	202,200	4,821,672
AGC, Inc.	60,800	2,170,907
Aisin Corp.(b)	46,354	1,746,005
Ajinomoto Co., Inc.	145,047	5,324,130
ANA Holdings, Inc.*(b)	48,600	1,058,100
Asahi Group Holdings Ltd.	148,965	5,100,302
Asahi Intecc Co. Ltd.	67,600	1,402,772
Asahi Kasei Corp.	380,700	2,644,738
Astellas Pharma, Inc.	562,032	6,191,274
Azbil Corp.	37,500	1,098,336
Bandai Namco Holdings, Inc.	186,000	3,589,234
Bridgestone Corp.	174,376	7,497,517
Brother Industries Ltd.	67,900	1,136,573
Canon, Inc.	308,686	9,012,264
Capcom Co. Ltd.	53,000	2,131,383
Central Japan Railway Co.	240,670	6,050,462
Chiba Bank Ltd.	165,300	1,342,952
Chubu Electric Power Co., Inc.	197,600	2,460,115
Chugai Pharmaceutical Co. Ltd.	207,200	8,292,423
Concordia Financial Group Ltd.	339,215	1,715,081
Dai Nippon Printing Co. Ltd.	62,300	1,814,729
Daifuku Co. Ltd.	94,363	2,231,932
Dai-ichi Life Holdings, Inc.	290,538	6,604,546
Daiichi Sankyo Co. Ltd.	570,493	18,927,643
Daikin Industries Ltd.	81,388	11,495,404
Daito Trust Construction Co. Ltd.(b)	18,513	2,193,726
Daiwa House Industry Co. Ltd.	182,036	5,257,577
Daiwa Securities Group, Inc.	406,187	2,985,713
Denso Corp.	583,612	10,720,834
Dentsu Group, Inc.	63,400	1,754,157
Disco Corp.	28,400	9,142,102
East Japan Railway Co.	94,153	5,567,412
Eisai Co. Ltd.	76,352	3,185,068
ENEOS Holdings, Inc.(b)	881,728	3,801,099
FANUC Corp.	294,185	8,579,088
Fast Retailing Co. Ltd.	53,951	15,567,771
Fuji Electric Co. Ltd.	39,100	2,373,332
FUJIFILM Holdings Corp.	115,454	7,333,701
Fujitsu Ltd.	53,802	8,392,208
GLP J REIT(b)	1,490	1,181,704
Hamamatsu Photonics KK	43,500	1,558,711
Hankyu Hanshin Holdings, Inc.	68,240	1,964,995
Hikari Tsushin, Inc.	6,100	1,101,434
Hirose Electric Co. Ltd.	9,466	1,004,879
Hitachi Construction Machinery Co. Ltd.	31,300	902,756
Hitachi Ltd.	285,901	24,152,456
Honda Motor Co. Ltd.	1,425,097	16,939,187
Hoshizaki Corp.	34,400	1,171,601
Hoya Corp.	108,174	14,059,301
Hulic Co. Ltd.	112,400	1,119,352
Ibiden Co. Ltd.	36,100	1,661,727
Idemitsu Kosan Co. Ltd.(b)	301,420	1,905,991
Iida Group Holdings Co. Ltd.	44,900	578,471
Inpex Corp.	299,917	4,023,033
Isuzu Motors Ltd.	175,300	2,492,927
ITOCHU Corp.	366,754	15,940,295
Japan Airlines Co. Ltd.(b)	43,473	810,769
Japan Exchange Group, Inc.	152,378	3,978,172
Japan Metropolitan Fund Invest REIT(b)	2,110	1,242,749
Japan Post Bank Co. Ltd.	445,258	4,744,528
Japan Post Holdings Co. Ltd.	632,713	6,104,718
Japan Post Insurance Co. Ltd.	55,800	1,028,012
Japan Real Estate Investment Corp. REIT	408	1,469,584
Japan Tobacco, Inc.	369,741	9,598,666

JFE Holdings, Inc.	180,485	2,955,514
JSR Corp.	56,000	1,502,348
Kajima Corp.	130,700	2,421,420
Kansai Electric Power Co., Inc.	218,067	2,793,474
Kao Corp.	143,904	5,467,431
Kawasaki Kisen Kaisha Ltd.	40,400	1,927,569
KDDI Corp.	461,933	14,031,769
KDX Realty Investment Corp. REIT	1,268	1,267,831
Keisei Electric Railway Co. Ltd.	41,628	1,942,288
Keyence Corp.	59,970	28,016,934
Kikkoman Corp.(b)	42,082	2,751,105
Kintetsu Group Holdings Co. Ltd.	54,140	1,663,346
Kirin Holdings Co. Ltd.	235,523	3,274,731
Kobe Bussan Co. Ltd.	46,700	1,255,343
Koito Manufacturing Co. Ltd.	60,900	769,577
Komatsu Ltd.(b)	285,773	8,284,215
Konami Group Corp.	31,366	2,108,920
Kubota Corp.	306,081	4,479,334
Kyocera Corp.	396,800	5,834,749
Kyowa Kirin Co. Ltd.	83,900	1,662,946
Lasertec Corp.	23,300	6,208,878
LY Corp.(b)	831,000	2,288,687
M3, Inc.	131,242	1,879,075
Makita Corp.	69,900	1,821,634
Marubeni Corp.	442,400	7,294,642
MatsukiyoCocokara & Co.	104,300	1,726,043
Mazda Motor Corp.	173,700	2,036,850
McDonald’s Holdings Co. Japan Ltd.(b)	25,722	1,195,853
MEIJI Holdings Co. Ltd.	73,480	1,655,162
MINEBEA MITSUMI, Inc.	109,620	2,263,033
MISUMI Group, Inc.	87,300	1,331,162
Mitsubishi Chemical Group Corp.(b)	390,000	2,233,291
Mitsubishi Corp.(b)	1,063,575	22,737,179
Mitsubishi Electric Corp.	596,279	9,471,975
Mitsubishi Estate Co. Ltd.	349,551	5,363,808
Mitsubishi HC Capital, Inc.	244,500	1,684,688
Mitsubishi Heavy Industries Ltd.	98,299	7,753,373
Mitsubishi UFJ Financial Group, Inc.	3,422,552	35,202,609
Mitsui & Co. Ltd.(b)	399,160	17,447,275
Mitsui Chemicals, Inc.	51,300	1,419,373
Mitsui Fudosan Co. Ltd.	275,626	7,466,096
Mitsui OSK Lines Ltd.(b)	104,600	3,580,624
Mizuho Financial Group, Inc.	743,758	13,895,852
MonotaRO Co. Ltd.	82,400	787,340
MS&AD Insurance Group Holdings, Inc.(b)	132,621	6,554,973
Murata Manufacturing Co. Ltd.	531,931	10,725,903
NEC Corp.	76,059	5,118,965
Nexon Co. Ltd.	102,945	1,665,852
Nidec Corp.	129,146	4,893,800
Nintendo Co. Ltd.	320,310	17,946,932
Nippon Building Fund, Inc. REIT	478	1,839,688
NIPPON EXPRESS HOLDINGS, Inc.	21,800	1,151,509
Nippon Paint Holdings Co. Ltd.	287,810	2,131,890
Nippon Prologis REIT, Inc. REIT	680	1,136,660
Nippon Sanso Holdings Corp.	54,500	1,576,981
Nippon Steel Corp.(b)	265,109	6,569,370
Nippon Telegraph & Telephone Corp.	9,217,650	11,208,495
Nippon Yusen KK(b)	142,600	4,539,002
Nissan Chemical Corp.	38,249	1,595,324
Nissan Motor Co. Ltd.	749,742	2,944,558
Nissin Foods Holdings Co. Ltd.	62,500	1,824,723
Nitori Holdings Co. Ltd.	24,701	3,621,451
Nitto Denko Corp.	44,324	4,065,201
Nomura Holdings, Inc.	915,454	5,195,226
Nomura Real Estate Holdings, Inc.	34,936	867,574
Nomura Real Estate Master Fund, Inc. REIT(b)	1,251	1,242,489
Nomura Research Institute Ltd.	116,843	3,276,467
NTT Data Group Corp.	192,234	3,121,623
Obayashi Corp.	204,300	1,975,272
Obic Co. Ltd.	21,500	3,359,375
Odakyu Electric Railway Co. Ltd.	92,050	1,292,458
Olympus Corp.	371,516	5,283,298
Omron Corp.	54,692	2,025,413
Ono Pharmaceutical Co. Ltd.	111,106	1,843,862
Oracle Corp.	11,400	872,185
Oriental Land Co. Ltd.	336,900	12,051,726
ORIX Corp.(b)	358,246	7,496,116
Osaka Gas Co. Ltd.	116,500	2,326,581
Otsuka Corp.	34,800	1,527,375
Otsuka Holdings Co. Ltd.	129,567	5,256,313
Pan Pacific International Holdings Corp.	118,472	2,785,578
Panasonic Holdings Corp.	682,385	6,465,634
Rakuten Group, Inc.*	463,686	2,536,169
Recruit Holdings Co. Ltd.	444,653	17,926,112
Renesas Electronics Corp.	453,400	7,423,094
Resona Holdings, Inc.(b)	657,325	3,577,756
Ricoh Co. Ltd.	170,200	1,413,414
Rohm Co. Ltd.	101,600	1,723,039
SBI Holdings, Inc.	77,725	2,086,734
SCREEN Holdings Co. Ltd.	25,100	3,136,663
SCSK Corp.	48,900	900,240
Secom Co. Ltd.	64,000	4,661,686
Seiko Epson Corp.	84,959	1,371,970
Sekisui Chemical Co. Ltd.	117,400	1,651,525

Sekisui House Ltd.	182,351	4,062,516
Seven & i Holdings Co. Ltd.(b)	692,128	10,295,127
SG Holdings Co. Ltd.	100,400	1,257,679
Sharp Corp.*	78,673	427,947
Shimadzu Corp.	73,800	2,009,908
Shimano, Inc.	23,694	3,296,804
Shimizu Corp.	153,300	888,387
Shin-Etsu Chemical Co. Ltd.	554,220	23,611,280
Shionogi & Co. Ltd.	76,195	3,803,651
Shiseido Co. Ltd.	121,557	3,281,358
Shizuoka Financial Group, Inc.	140,100	1,369,040
SMC Corp.	17,682	10,632,553
SoftBank Corp.	887,200	11,672,906
SoftBank Group Corp.	317,328	18,605,344
Sompo Holdings, Inc.(b)	91,735	5,373,644
Sony Group Corp.	388,916	33,581,361
Square Enix Holdings Co. Ltd.	26,600	1,125,603
Subaru Corp.	187,534	4,258,043
SUMCO Corp.	106,300	1,662,001
Sumitomo Corp.(b)	321,476	7,520,120
Sumitomo Electric Industries Ltd.	221,100	3,274,764
Sumitomo Metal Mining Co. Ltd.	76,100	1,981,686
Sumitomo Mitsui Financial Group, Inc.	391,615	21,795,862
Sumitomo Mitsui Trust Holdings, Inc.(b)	199,462	4,043,257
Sumitomo Realty & Development Co. Ltd.	87,103	2,578,463
Suntory Beverage & Food Ltd.	43,600	1,431,425
Suzuki Motor Corp.	121,426	5,326,966
Sysmex Corp.	52,207	2,932,117
T&D Holdings, Inc.	152,000	2,639,114
Taisei Corp.(b)	52,115	1,636,241
Takeda Pharmaceutical Co. Ltd.(b)	489,011	14,309,573
TDK Corp.	120,272	6,246,250
Terumo Corp.	207,544	8,079,154
TIS, Inc.	66,900	1,506,053
Tobu Railway Co. Ltd.	56,379	1,439,184
Toho Co. Ltd.	34,100	1,105,884
Tokio Marine Holdings, Inc.(b)	555,750	16,221,732
Tokyo Electric Power Co. Holdings, Inc.*	468,200	2,529,629
Tokyo Electron Ltd.	145,392	35,756,424
Tokyo Gas Co. Ltd.(b)	111,980	2,449,189
Tokyu Corp.	151,810	1,886,993
TOPPAN Holdings, Inc.	73,189	1,739,410
Toray Industries, Inc.	432,643	1,992,663
TOTO Ltd.	44,215	1,194,147
Toyota Industries Corp.	45,200	4,489,248
Toyota Motor Corp.	3,268,920	78,953,837
Toyota Tsusho Corp.	64,711	4,175,655
Trend Micro, Inc.	42,576	2,108,921
Unicharm Corp.	124,600	4,135,603
USS Co. Ltd.	62,300	1,082,728
West Japan Railway Co.	69,306	2,880,508
Yakult Honsha Co. Ltd.	80,458	1,732,380
Yamaha Corp.(b)	41,081	896,318
Yamaha Motor Co. Ltd.	278,422	2,487,635
Yamato Holdings Co. Ltd.(b)	80,971	1,228,715
Yaskawa Electric Corp.(b)	73,420	2,996,645
Yokogawa Electric Corp.	70,644	1,490,913
Zensho Holdings Co. Ltd.	30,000	1,311,299
ZOZO, Inc.	41,997	950,759

(Cost $892,909,936)		1,199,033,868

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $1,443,941)	50,066	1,243,111

Luxembourg - 0.2%
ArcelorMittal SA	159,253	4,151,552
Eurofins Scientific SE	41,941	2,504,022
Tenaris SA	146,651	2,602,578

(Cost $8,148,534)		9,258,152

Macau - 0.0%
Sands China Ltd.*
(Cost $2,711,373)	752,293	2,142,683

Netherlands - 5.2%
ABN AMRO Bank NV, 144A	142,577	2,288,345
Adyen NV, 144A*	6,698	10,569,236
Aegon Ltd.	455,269	2,728,937
Akzo Nobel NV	52,979	3,855,871
Argenx SE*	18,088	6,709,396
ASM International NV	14,478	8,820,683
ASML Holding NV	124,255	116,903,698
ASR Nederland NV	47,630	2,194,530
BE Semiconductor Industries NV	23,771	4,294,370
Euronext NV, 144A	26,413	2,433,648
EXOR NV	29,083	3,137,006
Heineken Holding NV	40,106	3,094,947
Heineken NV	89,065	8,222,658
IMCD NV	17,650	2,687,827
ING Groep NV	1,025,798	14,069,189
JDE Peet’s NV	29,019	663,030
Koninklijke Ahold Delhaize NV	292,281	8,693,499
Koninklijke KPN NV	1,040,841	3,805,677
Koninklijke Philips NV	237,762	4,754,520
NN Group NV	83,524	3,724,655
OCI NV	30,856	812,053
Prosus NV*	451,554	13,172,196
QIAGEN NV*	68,435	2,931,587
Randstad NV	32,815	1,806,662

Stellantis NV	683,193	17,821,174
Universal Music Group NV	252,502	7,605,844
Wolters Kluwer NV	76,541	12,065,523

(Cost $159,092,431)		269,866,761

New Zealand - 0.2%
Auckland International Airport Ltd.	399,598	1,970,692
Fisher & Paykel Healthcare Corp. Ltd.	184,178	2,747,351
Mercury NZ Ltd.	203,868	829,155
Meridian Energy Ltd.	379,989	1,383,511
Spark New Zealand Ltd.	551,655	1,702,887
Xero Ltd.*	44,859	3,712,150

(Cost $10,319,285)		12,345,746

Norway - 0.6%
Adevinta ASA*	109,007	1,163,831
Aker BP ASA	95,548	2,318,240
DNB Bank ASA	286,423	5,725,062
Equinor ASA	276,789	6,818,548
Gjensidige Forsikring ASA	64,150	1,012,262
Kongsberg Gruppen ASA	27,556	1,755,118
Mowi ASA	141,063	2,721,306
Norsk Hydro ASA	398,935	2,048,517
Orkla ASA	222,187	1,591,099
Salmar ASA	20,634	1,308,214
Telenor ASA	190,958	2,089,134
Yara International ASA	52,374	1,627,242

(Cost $31,617,302)		30,178,573

Portugal - 0.2%
EDP - Energias de Portugal SA	979,551	3,894,955
Galp Energia SGPS SA	144,051	2,268,409
Jeronimo Martins SGPS SA	84,376	2,017,203

(Cost $7,370,788)		8,180,567

Singapore - 1.3%
CapitaLand Ascendas REIT	1,118,199	2,277,036
CapitaLand Integrated Commercial Trust REIT(b)	1,636,734	2,384,154
CapitaLand Investment Ltd.	775,700	1,602,650
City Developments Ltd.	142,200	599,215
DBS Group Holdings Ltd.	560,687	13,888,520
Genting Singapore Ltd.	1,813,478	1,226,461
Grab Holdings Ltd., Class A*	596,496	1,831,243
Jardine Cycle & Carriage Ltd.	32,900	622,277
Keppel Ltd.	436,300	2,347,599
Mapletree Logistics Trust REIT	1,021,475	1,123,543
Mapletree Pan Asia Commercial Trust REIT	723,000	725,391
Oversea-Chinese Banking Corp. Ltd.	1,052,887	10,156,793
Sea Ltd., ADR*	113,897	5,526,283
Seatrium Ltd.*	13,262,560	887,095
Sembcorp Industries Ltd.	270,300	1,024,510
Singapore Airlines Ltd.	454,450	2,185,197
Singapore Exchange Ltd.	258,400	1,814,782
Singapore Technologies Engineering Ltd.	464,200	1,373,056
Singapore Telecommunications Ltd.	2,510,289	4,384,214
United Overseas Bank Ltd.	392,254	8,147,969
Wilmar International Ltd.	611,666	1,509,220

(Cost $68,554,892)		65,637,208

Spain - 2.5%
Acciona SA	7,276	813,521
ACS Actividades de Construccion y Servicios SA	65,810	2,698,577
Aena SME SA, 144A	23,414	4,432,323
Amadeus IT Group SA	138,670	8,150,182
Banco Bilbao Vizcaya Argentaria SA	1,800,006	17,870,882
Banco Santander SA	4,994,298	20,757,396
CaixaBank SA	1,158,603	5,221,753
Cellnex Telecom SA, 144A*	142,118	5,110,313
EDP Renovaveis SA	92,501	1,259,187
Enagas SA	72,937	1,051,991
Endesa SA	94,329	1,696,462
Ferrovial SE	160,495	6,010,496
Grifols SA*	92,148	755,318
Iberdrola SA	1,891,202	21,707,411
Industria de Diseno Textil SA	335,921	14,889,240
Redeia Corp. SA	125,762	1,998,078
Repsol SA	374,736	5,963,845
Telefonica SA	1,512,768	6,201,557

(Cost $122,555,129)		126,588,532

Sweden - 3.1%
Alfa Laval AB	90,059	3,385,553
Assa Abloy AB, Class B	308,864	8,801,361
Atlas Copco AB, Class A	831,555	14,418,893
Atlas Copco AB, Class B	477,990	7,140,063
Beijer Ref AB	115,655	1,624,418
Boliden AB	82,307	2,083,003
Epiroc AB, Class A	206,570	3,741,272
Epiroc AB, Class B	117,106	1,929,474
EQT AB	115,987	3,390,190
Essity AB, Class B	188,518	4,395,431
Evolution AB, 144A	56,675	7,333,678
Fastighets AB Balder, Class B*	192,396	1,193,381
Getinge AB, Class B	67,496	1,336,064
H & M Hennes & Mauritz AB, Class B(b)	200,859	2,721,548
Hexagon AB, Class B	634,949	7,432,769
Holmen AB, Class B	22,444	900,237
Husqvarna AB, Class B	106,134	817,628
Industrivarden AB, Class A	40,038	1,364,546

Industrivarden AB, Class C	47,280	1,606,801
Indutrade AB	85,121	2,249,880
Investment AB Latour, Class B	45,662	1,156,703
Investor AB, Class B	531,041	13,339,547
L E Lundbergforetagen AB, Class B	23,409	1,271,345
Lifco AB, Class B	72,943	1,940,662
Nibe Industrier AB, Class B	470,570	2,622,852
Saab AB, Class B	24,781	1,951,614
Sagax AB, Class B	64,472	1,523,112
Sandvik AB	330,603	7,427,597
Securitas AB, Class B	154,290	1,657,296
Skandinaviska Enskilda Banken AB, Class A	486,708	7,220,992
Skanska AB, Class B	106,208	1,956,873
SKF AB, Class B(b)	106,145	2,312,041
Svenska Cellulosa AB SCA, Class B	189,087	2,674,951
Svenska Handelsbanken AB, Class A	450,608	5,381,354
Swedbank AB, Class A	261,999	5,747,277
Swedish Orphan Biovitrum AB*	58,862	1,445,658
Tele2 AB, Class B	166,048	1,392,276
Telefonaktiebolaget LM Ericsson, Class B	906,966	4,919,615
Telia Co. AB	700,775	1,667,707
Volvo AB, Class A	60,443	1,683,896
Volvo AB, Class B	467,520	12,857,882
Volvo Car AB, Class B*	231,271	842,413

(Cost $128,018,813)		160,859,853

Switzerland - 9.9%
ABB Ltd.	492,632	22,683,298
Adecco Group AG	49,912	1,999,641
Alcon, Inc.	154,312	13,118,309
Avolta AG*	31,128	1,217,524
Bachem Holding AG	10,381	821,700
Baloise Holding AG	14,191	2,288,276
Banque Cantonale Vaudoise	9,376	1,122,766
Barry Callebaut AG	1,100	1,544,863
BKW AG	6,371	893,316
Chocoladefabriken Lindt & Spruengli AG	33	3,962,911
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	296	3,621,553
Cie Financiere Richemont SA, Class A	165,721	26,347,456
Clariant AG*	67,177	831,024
Coca-Cola HBC AG*	65,633	2,042,217
DSM-Firmenich AG	57,404	6,142,186
EMS-Chemie Holding AG	2,194	1,529,486
Geberit AG	10,405	6,038,159
Givaudan SA	2,846	11,929,804
Glencore PLC	3,185,653	15,085,722
Helvetia Holding AG	11,160	1,576,168
Holcim AG*	160,528	13,087,656
Julius Baer Group Ltd.	63,809	3,411,420
Kuehne + Nagel International AG	16,830	5,663,604
Logitech International SA	50,766	4,476,432
Lonza Group AG	22,962	11,995,753
Nestle SA	822,458	85,338,097
Novartis AG	631,758	63,929,466
Partners Group Holding AG	6,993	10,034,621
Roche Holding AG	216,491	56,781,916
Roche Holding AG	9,932	2,756,050
Sandoz Group AG*	126,509	3,928,238
Schindler Holding AG	7,454	1,894,792
Schindler Holding AG Participation Certificates	12,316	3,243,508
SGS SA	46,790	4,486,676
SIG Group AG*	94,286	1,865,783
Sika AG	46,762	13,510,139
Sonova Holding AG	15,785	4,860,356
Straumann Holding AG	34,697	5,477,131
Swatch Group AG - Bearer	8,850	2,087,533
Swatch Group AG - Registered	17,630	806,393
Swiss Life Holding AG	9,130	6,623,857
Swiss Prime Site AG	23,158	2,212,756
Swiss Re AG	93,125	11,225,335
Swisscom AG	8,095	4,626,237
Temenos AG	18,932	1,419,338
UBS Group AG	1,014,357	28,916,085
VAT Group AG, 144A	8,333	4,172,389
Zurich Insurance Group AG	45,057	23,946,164

(Cost $404,218,590)		507,574,104

United Kingdom - 12.8%
3i Group PLC	301,007	9,377,443
abrdn PLC	573,664	1,139,790
Admiral Group PLC	78,370	2,637,380
Anglo American PLC	390,714	8,389,305
Ashtead Group PLC	134,910	9,672,866
Associated British Foods PLC	105,346	3,022,597
AstraZeneca PLC	477,917	60,224,922
Auto Trader Group PLC, 144A	273,206	2,553,403
Aviva PLC	853,649	4,809,157
BAE Systems PLC	936,380	14,680,350
Barclays PLC	4,655,504	9,664,729
Barratt Developments PLC	288,844	1,700,896
Berkeley Group Holdings PLC	33,193	1,945,395
BP PLC	5,276,075	30,682,579
British American Tobacco PLC	620,607	18,370,552
BT Group PLC	2,000,224	2,637,241
Bunzl PLC	104,036	4,140,667

Burberry Group PLC	112,726	1,828,479
Centrica PLC	1,677,496	2,664,878
Coca-Cola Europacific Partners PLC	63,585	4,363,839
Compass Group PLC	526,240	14,414,722
Croda International PLC	41,870	2,518,951
Diageo PLC	688,604	25,746,446
Endeavour Mining PLC	58,026	933,890
Entain PLC	191,300	2,204,695
GSK PLC	1,267,932	26,642,106
Haleon PLC	1,849,655	7,738,761
Halma PLC	117,017	3,400,298
Hargreaves Lansdown PLC	111,356	1,023,873
HSBC Holdings PLC	5,904,911	45,803,423
Imperial Brands PLC	255,670	5,500,972
Informa PLC	425,705	4,353,752
InterContinental Hotels Group PLC	51,083	5,403,599
Intertek Group PLC	50,028	2,918,810
J Sainsbury PLC	489,941	1,543,658
JD Sports Fashion PLC	768,146	1,143,195
Kingfisher PLC	584,855	1,731,226
Land Securities Group PLC REIT	213,186	1,667,373
Legal & General Group PLC	1,851,094	5,656,997
Lloyds Banking Group PLC	19,489,799	11,457,142
London Stock Exchange Group PLC	128,468	14,393,783
M&G PLC	695,641	1,973,108
Melrose Industries PLC	411,607	3,299,280
Mondi PLC	136,558	2,427,933
National Grid PLC	1,144,805	14,992,785
NatWest Group PLC	1,767,404	5,334,308
Next PLC	37,292	3,913,708
Ocado Group PLC*	169,471	1,094,004
Pearson PLC	193,038	2,340,713
Persimmon PLC	99,810	1,717,876
Phoenix Group Holdings PLC	234,567	1,472,475
Reckitt Benckiser Group PLC	220,212	13,893,125
RELX PLC	580,712	25,370,270
Rentokil Initial PLC	779,371	4,311,997
Rio Tinto PLC	348,324	22,331,830
Rolls-Royce Holdings PLC*	2,596,621	12,098,048
Sage Group PLC	315,861	4,961,964
Schroders PLC	256,854	1,275,184
Segro PLC REIT	361,497	3,857,711
Severn Trent PLC	83,756	2,643,131
Shell PLC	2,004,116	62,157,095
Smith & Nephew PLC	270,035	3,546,703
Smiths Group PLC	105,818	2,147,871
Spirax-Sarco Engineering PLC	22,850	2,978,098
SSE PLC	337,458	6,924,197
St. James’s Place PLC	165,792	1,052,675
Standard Chartered PLC	698,927	5,889,940
Taylor Wimpey PLC	1,100,552	1,915,050
Tesco PLC	2,170,712	7,639,372
Unilever PLC	770,096	37,585,954
United Utilities Group PLC	211,604	2,737,855
Vodafone Group PLC	7,114,242	6,207,190
Whitbread PLC	58,233	2,427,954
Wise PLC, Class A*	190,690	2,209,218
WPP PLC	334,994	2,990,487

(Cost $644,680,266)		658,423,249

TOTAL COMMON STOCKS (Cost $4,055,020,005)		5,040,927,877

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	18,280	2,001,388
Dr Ing hc F Porsche AG, 144A(b)	35,063	3,271,950
Henkel AG & Co. KGaA	52,566	3,951,938
Porsche Automobil Holding SE(b)	47,378	2,528,561
Sartorius AG(b)	8,107	3,064,965
Volkswagen AG	63,736	8,634,160

(Cost $25,893,650)		23,452,962

SECURITIES LENDING COLLATERAL - 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e) (Cost $129,307,523)	129,307,523	129,307,523

CASH EQUIVALENTS - 0.7%
DWS ESG Liquidity Fund “Capital Shares”, 5.44%(d)	12,296,120	12,296,120
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)	21,889,482	21,889,482

TOTAL CASH EQUIVALENTS (Cost $34,185,602)		34,185,602

TOTAL INVESTMENTS - 101.6%
(Cost $4,244,406,780)		$5,227,873,964
Other assets and liabilities, net - (1.6%)		(81,945,808)

NET ASSETS - 100.0%		$5,145,928,156

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG(c)
5,204,808	1,465,199	(525,520)	(985,221)	2,771,472	—	—	593,580	7,930,738
SECURITIES LENDING COLLATERAL — 2.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
72,167,804	57,139,719(f)	—	—	—	172,628	—	129,307,523	129,307,523
CASH EQUIVALENTS — 0.7%
DWS ESG Liquidity Fund “Capital Shares”, 5.44%(d)
11,805,537	487,040	—	—	3,543	491,053	—	12,296,120	12,296,120
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
42,151,828	817,746,899	(838,009,245)	—	—	1,974,602	—	21,889,482	21,889,482

131,329,977	876,838,857	(838,534,765)	(985,221)	2,775,015	2,638,283	—	164,086,705	171,423,863

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $123,342,469, which is 2.4% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$962,535,431	19.1%
Industrials	853,192,716	16.9
Health Care	649,178,681	12.8
Consumer Discretionary	639,118,836	12.6
Information Technology	482,830,732	9.5
Consumer Staples	440,867,464	8.7
Materials	359,935,170	7.1
Communication Services	207,968,360	4.1
Energy	199,530,464	3.9
Utilities	155,651,636	3.1
Real Estate	113,571,349	2.2

Total	$5,064,380,839	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	10	$1,834,976	$1,836,929	3/15/2024	$1,953
CAC40 10 EURO Futures	EUR	45	3,786,613	3,862,187	3/15/2024	75,574
DAX Index Futures	EUR	6	2,758,078	2,877,307	3/15/2024	119,229
EURO STOXX 50 Futures	EUR	130	6,569,411	6,876,270	3/15/2024	306,859
FTSE 100 Index Futures	GBP	90	8,675,574	8,664,240	3/15/2024	(11,334)
FTSE/MIB Index Futures	EUR	5	841,744	881,663	3/15/2024	39,919
IBEX 35 Index Futures	EUR	12	1,296,337	1,300,501	3/15/2024	4,164
MSCI EAFE Futures	USD	175	18,964,662	20,019,125	3/15/2024	1,054,463
MSCI Singapore Index Futures	SGD	60	1,255,205	1,255,249	3/27/2024	44
OMXS30 Index Futures	SEK	125	2,856,879	2,962,697	3/15/2024	105,818
SPI 200 Futures	AUD	40	4,940,679	4,979,000	3/21/2024	38,321
SWISS MID CAP Futures	CHF	55	1,581,772	1,594,618	3/15/2024	12,846
TOPIX Index Futures	JPY	75	12,682,973	13,412,153	3/07/2024	729,180

Total net unrealized appreciation						$2,477,036

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

As of February 29, 2024, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciationb
JP Morgan & Chase Co.	3/4/2024	AUD	528,341,342	USD	349,604,523	$6,137,894	$—
JP Morgan & Chase Co.	3/4/2024	AUD	15,388,000	USD	10,182,117	178,613	—
JP Morgan & Chase Co.	3/4/2024	AUD	4,234,700	USD	2,750,695	—	(2,219)
JP Morgan & Chase Co.	3/4/2024	AUD	4,234,700	USD	2,747,728	—	(5,185)
Morgan Stanley Capital Services	3/4/2024	AUD	4,234,700	USD	2,776,094	23,180	—
Bank of America	3/4/2024	CHF	396,518,000	USD	463,750,183	15,177,909	—
Bank of America	3/4/2024	CHF	23,479,000	USD	27,459,598	898,311	—
Bank of America	3/4/2024	CHF	3,271,000	USD	3,768,351	67,939	—
Bank of America	3/4/2024	CHF	3,271,000	USD	3,751,332	50,920	—
Morgan Stanley Capital Services	3/4/2024	CHF	3,271,000	USD	3,715,551	15,139	—
Bank of America	3/4/2024	DKK	72,742,000	USD	10,617,715	67,790	—
Bank of America	3/4/2024	DKK	1,067,653,200	USD	155,841,306	997,310	—
Bank of America	3/4/2024	DKK	8,881,600	USD	1,285,392	—	(2,725)
Bank of America	3/4/2024	DKK	8,881,600	USD	1,280,741	—	(7,376)
Morgan Stanley Capital Services	3/4/2024	DKK	8,881,600	USD	1,288,646	529	—
Morgan Stanley Capital Services	3/4/2024	EUR	11,532,500	USD	12,472,554	6,124	—
RBC Capital Markets	3/4/2024	EUR	19,782,700	USD	21,516,456	131,704	—
RBC Capital Markets	3/4/2024	EUR	8,792,300	USD	9,562,857	58,535	—
RBC Capital Markets	3/4/2024	EUR	11,532,500	USD	12,401,924	—	(64,507)
RBC Capital Markets	3/4/2024	EUR	69,600,000	USD	75,698,630	462,249	—
RBC Capital Markets	3/4/2024	EUR	11,532,500	USD	12,439,967	—	(26,464)
RBC Capital Markets	3/4/2024	EUR	1,382,592,300	USD	1,503,762,689	9,204,621	—
Bank of America	3/4/2024	GBP	533,744,800	USD	679,849,433	6,086,298	—
Bank of America	3/4/2024	GBP	4,376,700	USD	5,487,843	—	(37,005)
Bank of America	3/4/2024	GBP	11,031,300	USD	14,050,953	125,790	—
Bank of America	3/4/2024	GBP	17,191,000	USD	21,896,452	195,703	—
Bank of America	3/4/2024	GBP	4,376,700	USD	5,523,522	—	(1,326)
Morgan Stanley Capital Services	3/4/2024	GBP	4,376,700	USD	5,525,820	972	—
Morgan Stanley Capital Services	3/4/2024	HKD	5,587,000	USD	714,686	1,012	—
Morgan Stanley Capital Services	3/4/2024	HKD	5,587,000	USD	714,621	947	—
Morgan Stanley Capital Services	3/4/2024	HKD	768,826,700	USD	98,440,689	232,109	—
Morgan Stanley Capital Services	3/4/2024	HKD	5,587,000	USD	714,880	1,206	—
JP Morgan & Chase Co.	3/4/2024	ILS	503,200	USD	137,396	—	(3,459)
JP Morgan & Chase Co.	3/4/2024	ILS	64,610,400	USD	17,778,438	—	(307,135)
JP Morgan & Chase Co.	3/4/2024	ILS	503,200	USD	136,534	—	(4,321)
Morgan Stanley Capital Services	3/4/2024	JPY	1,280,376,600	USD	8,551,629	5,672	—
RBC Capital Markets	3/4/2024	JPY	1,280,376,600	USD	8,647,528	101,571	—
RBC Capital Markets	3/4/2024	JPY	2,088,074,200	USD	14,353,936	416,949	—
RBC Capital Markets	3/4/2024	JPY	15,451,247,000	USD	106,214,071	3,083,719	—
RBC Capital Markets	3/4/2024	JPY	1,280,376,600	USD	8,601,985	56,028	—
RBC Capital Markets	3/4/2024	JPY	145,933,000,000	USD	1,003,179,339	29,140,045	—
RBC Capital Markets	3/4/2024	JPY	928,031,300	USD	6,379,515	185,310	—
Goldman Sachs & Co.	3/4/2024	NOK	310,667,400	USD	29,732,779	480,289	—
JP Morgan & Chase Co.	3/4/2024	NOK	7,239,400	USD	692,855	11,192	—
JP Morgan & Chase Co.	3/4/2024	NOK	2,475,900	USD	231,723	—	(1,408)
JP Morgan & Chase Co.	3/4/2024	NOK	2,475,900	USD	233,371	240	—
Morgan Stanley Capital Services	3/4/2024	NOK	2,475,900	USD	236,058	2,927	—
JP Morgan & Chase Co.	3/4/2024	NZD	118,700	USD	72,315	44	—
JP Morgan & Chase Co.	3/4/2024	NZD	118,700	USD	71,856	—	(415)
JP Morgan & Chase Co.	3/4/2024	NZD	15,242,000	USD	9,382,289	102,170	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciationß	Unrealized Depreciationß
Bank of America	3/4/2024	SEK	1,646,414,100	USD	159,544,753	$695,026	$—
Bank of America	3/4/2024	SEK	12,018,300	USD	1,148,706	—	(10,847)
Bank of America	3/4/2024	SEK	12,018,300	USD	1,134,377	—	(25,176)
Morgan Stanley Capital Services	3/4/2024	SEK	12,018,300	USD	1,160,208	655	—
Goldman Sachs & Co.	3/4/2024	SGD	74,350,000	USD	55,712,916	446,595	—
JP Morgan & Chase Co.	3/4/2024	SGD	2,423,900	USD	1,816,370	14,621	—
JP Morgan & Chase Co.	3/4/2024	SGD	597,900	USD	444,355	—	(80)
JP Morgan & Chase Co.	3/4/2024	SGD	597,900	USD	444,265	—	(169)
Morgan Stanley Capital Services	3/4/2024	SGD	597,900	USD	445,193	758	—
Morgan Stanley Capital Services	3/4/2024	USD	362,316,071	AUD	556,433,442	—	(587,198)
Bank of America	3/4/2024	USD	488,115,382	CHF	429,810,000	—	(1,880,586)
Bank of America	3/4/2024	USD	169,423,515	DKK	1,167,040,000	—	(165,243)
Bank of America	3/4/2024	USD	1,639,852,018	EUR	1,515,364,800	—	(1,769,202)
Goldman Sachs & Co.	3/4/2024	USD	727,469,203	GBP	575,097,200	—	(1,505,611)
Morgan Stanley Capital Services	3/4/2024	USD	6,587,958	HKD	51,451,000	—	(15,698)
RBC Capital Markets	3/4/2024	USD	93,773,848	HKD	734,136,700	3,492	—
JP Morgan & Chase Co.	3/4/2024	USD	18,371,822	ILS	65,616,800	—	(4,540)
JP Morgan & Chase Co.	3/4/2024	USD	1,124,079,642	JPY	168,241,000,000	—	(1,144,152)
Goldman Sachs & Co.	3/4/2024	USD	29,310,319	NOK	310,667,400	—	(57,829)
JP Morgan & Chase Co.	3/4/2024	USD	1,383,780	NOK	14,667,100	—	(2,724)
JP Morgan & Chase Co.	3/4/2024	USD	9,430,824	NZD	15,479,400	—	(6,164)
Bank of America	3/4/2024	USD	10,007,273	SEK	103,268,000	—	(43,744)
JP Morgan & Chase Co.	3/4/2024	USD	152,616,671	SEK	1,579,201,000	—	(251,814)
Goldman Sachs & Co.	3/4/2024	USD	55,295,255	SGD	74,350,000	—	(28,935)
JP Morgan & Chase Co.	3/4/2024	USD	3,136,695	SGD	4,217,600	—	(1,641)
Morgan Stanley Capital Services	4/2/2024	ILS	65,616,800	USD	18,389,843	4,578	—
Morgan Stanley Capital Services	4/2/2024	ILS	6,686,000	USD	1,873,615	255	—
Morgan Stanley Capital Services	4/2/2024	JPY	168,241,000,000	USD	1,129,202,435	946,323	—
Morgan Stanley Capital Services	4/2/2024	JPY	12,661,075,000	USD	84,977,536	69,961	—
Morgan Stanley Capital Services	4/2/2024	SGD	74,350,000	USD	55,364,842	25,161	—
Morgan Stanley Capital Services	4/2/2024	SGD	4,217,600	USD	3,140,722	1,507	—
Morgan Stanley Capital Services	4/3/2024	AUD	14,445,000	USD	9,414,615	14,990	—
Morgan Stanley Capital Services	4/3/2024	AUD	556,433,442	USD	362,658,834	577,421	—
Morgan Stanley Capital Services	4/3/2024	CHF	429,810,000	USD	489,689,753	1,819,876	—
Morgan Stanley Capital Services	4/3/2024	CHF	3,915,000	USD	4,460,359	16,511	—
Morgan Stanley Capital Services	4/3/2024	DKK	94,240,000	USD	13,702,152	12,329	—
Morgan Stanley Capital Services	4/3/2024	DKK	1,167,040,000	USD	169,685,867	155,189	—
Morgan Stanley Capital Services	4/3/2024	EUR	59,623,000	USD	64,599,076	65,940	—
Morgan Stanley Capital Services	4/3/2024	EUR	1,515,364,800	USD	1,641,859,877	1,700,164	—
Morgan Stanley Capital Services	4/3/2024	GBP	3,942,000	USD	4,981,584	4,538	—
Morgan Stanley Capital Services	4/3/2024	GBP	575,097,200	USD	727,605,501	1,505,644	—
Morgan Stanley Capital Services	4/3/2024	HKD	21,609,000	USD	2,762,478	—	(418)
Morgan Stanley Capital Services	4/3/2024	HKD	734,136,700	USD	93,853,810	—	(11,853)
Morgan Stanley Capital Services	4/3/2024	NOK	310,667,400	USD	29,331,766	56,778	—
Morgan Stanley Capital Services	4/3/2024	NOK	14,667,100	USD	1,384,799	2,681	—
Morgan Stanley Capital Services	4/3/2024	NZD	15,479,400	USD	9,430,964	6,121	—
Morgan Stanley Capital Services	4/3/2024	SEK	102,701,000	USD	9,937,415	15,730	—
Morgan Stanley Capital Services	4/3/2024	SEK	1,579,201,000	USD	152,805,693	243,063	—

Total unrealized appreciation (depreciation)						$82,114,867	$(7,977,169)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2024.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,040,927,877	$—	$—	$5,040,927,877
Preferred Stocks	23,452,962	—	—	23,452,962
Short-Term Investments(a)	163,493,125	—	—	163,493,125
Derivatives(b)
Forward Foreign Currency Contracts	—	82,114,867	—	82,114,867
Futures Contracts	2,488,370	—	—	2,488,370

TOTAL	$5,230,362,334	$82,114,867	$—	$5,312,477,201

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(7,977,169)	$—	$(7,977,169)
Futures Contracts	(11,334)	—	—	(11,334)

TOTAL	$(11,334)	$(7,977,169)	$—	$(7,988,503)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEF-PH3

R-089711-1 (5/24) DBX005195 (5/24)